Document and Entity Information	Mar. 02, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 02, 2025
Entity Registrant Name	Akari Therapeutics, Plc
Entity Incorporation State Country Code	X0
Entity File Number	001-36288
Entity Tax Identification Number	98-1034922
Entity Address Address Line 1	22 Boston Wharf Road FL 7
Entity Address City Or Town	Boston
Entity Address State Or Province	MA
Entity Address Postal Zip Code	02210
City Area Code	929
Local Phone Number	274-7510
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	American Depository Shares, each representing 2,000 Ordinary Shares
Trading Symbol	AKTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001541157
Amendment Flag	false